UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110

(Address of principal executive offices) (Zip code)

Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-866-921-7951

Date of fiscal year end:    March 31

Date of reporting period:       December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC
Schedule of Investments
December 31, 2010

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Leveraged Buyout
0.85%	Charlesbank Equity Fund VII, L.P.	10/2009 - 11/2010	North America	$ 10,000,000	$ 1,678,040	$ 1,450,000	4.95%
0.15%	Charterhouse Capital Partners IX, L.P. (H)	01/2009 - 12/2010	Europe	6,692,000	1,237,982	1,013,146	3.46%
0.10%	Hellman & Friedman Capital Partners VII, L.P.	None	North America	10,000,000	-	-	0.00%
1.48%	HgCapital 6 A, L.P. (I)	03/2010 - 10/2010	Europe	7,806,000	3,317,561	3,294,082	11.24%
1.43%	Swander Pace Capital Partners IV, L.P.	12/2008 - 12/2010	North America	5,000,000	2,659,491	3,214,105	10.96%
0.25%	TA XI, L.P.	07/2010 - 12/2010	North America	10,000,000	1,050,000	1,055,659	3.60%
0.23%	Thomas H. Lee Equity Fund VI, L.P.	12/2010	North America	10,000,000	5,536,756	6,464,680	22.04%
				59,498,000	15,479,830	16,491,672	56.25%
Special Situations
1.63%	Starwood Global Opportunities Fund VIII, L.P.	10/2009 - 12/2010	North America	7,000,000	4,018,000	4,309,767	14.70%
				7,000,000	4,018,000	4,309,767	14.70%
Venture Capital
0.80%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 11/2010	North America	2,000,000	1,168,360	1,405,773	4.80%
1.58%	Draper Fisher Jurvetson Fund X, L.P.	07/2010 - 12/2010	North America	5,000,000	587,500	497,694	1.70%
1.63%	Trinity Ventures X, L.P.	03/2009 - 12/2010	North America	5,000,000	1,325,000	1,253,148	4.27%
				12,000,000	3,080,860	3,156,615	10.77%

	Total Investments in Portfolio Funds			$ 78,498,000	$ 22,578,690	23,958,054	81.72%
	Other Assets & Liabilities (Net)					5,357,612	18.28%
	Members' Equity - Net Assets					$ 29,315,666	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)
Total cost of illiquid and restricted securities at December 31, 2010, aggregated $22,578,690. Total fair value of illiquid and restricted securities at December 31, 2010, was $23,958,054 or 81.72% of net assets.

(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents the Fund's capital account balance as a percentage of the Portfolio Funds' total capital or the Fund's commitment as a percentage of the Portfolio Fund's total commitments.
(E)
The estimated cost of the Portfolio Funds at December 31, 2010, for Federal income tax purposes aggregated $21,612,292.  The net and gross unrealized appreciation for Federal income tax purposes is estimated to be $2,345,762.

(F)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(G)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at December 31, 2010, is $6,692,000.
(I)	The commitment to HgCapital 6 A, L.P. is £5,000,000. The U.S. Dollar equivalent at December 31, 2010, is $7,806,000.

Portfolio Valuation

The registrant computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Bank of America Capital Advisors LLC (the “Investment Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Fund (the “Board”).

The Board has approved the Procedures pursuant to which the registrant values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the registrant.  The value of the registrant’s interests is based on information reasonably available at the time the valuation is made and the registrant believes to be reliable.  The Board recognizes that the primary responsibility for valuation of interests in a Portfolio Fund rests with the manager of the Portfolio Fund and that none of the Board or the valuation committee of the Board (the “Valuation Committee”) will be able to confirm independently the accuracy of valuations of such interests provided by the Portfolio Funds.  Generally, the value of each Portfolio Fund is determined to be that value reported to the registrant by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain effective monitoring process and internal controls to comply with the Procedures and the registrant’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current value, or in the event a Portfolio Fund does not report a quarter-end value to the registrant on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the Valuation Committee that it reasonably believes represents the amount the registrant could reasonably expect to receive from the Portfolio Fund if the registrant were able to redeem its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” (formerly statement of Financial Accounting Standard (“SFAS”) No. 157) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the registrant has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the registrant's investments in the Portfolio Funds have been classified within Level 3, and the registrant generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the registrant commits a specified amount of capital upon inception of the fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life.  Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors.  Accordingly, the registrant generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the registrant's results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of December 31, 2010.

	Assets at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Investments in Portfolio Funds	$-	$-	$23,958,054	$23,958,054

Totals	$-	$-	$23,958,054	$23,958,054

The following table includes a rollforward of the amounts for the period from April 1, 2010 to December 31, 2010 for investments classified within level 3.  The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs
Investments in Portfolio Funds
Balance as of April 1, 2010	$6,314,047
Net change in accumulated unrealized depreciation on investments	1,806,237
Net realized gain on investments	388,048
Net purchases/(proceeds)	15,449,722
Balance as of December 31, 2010	$23,958,054

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the registrant’s Portfolio Funds as of December 31, 2010 is seven to ten years, with the possibility of extensions by each of the Portfolio Funds.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     UST Global Private Markets Fund, LLC

By (Signature and Title)   /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date           March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date           March 1, 2011

By (Signature and Title)  /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date           March 1, 2011